Cash and cash equivalents (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents [abstract]
Cash at bank and in hand	$ 13,300,000	$ 13,600,000	$ 36,900,000
Overdrafts	(4,200,000)	0	0
Cash, net	9,100,000	13,600,000	$ 36,900,000	$ 14,600,000
Cash held in escrow	$ 700,000	$ 0